Calvert
Equity Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Capital Markets — 7.4%
Charles Schwab Corp. (The)	1,076,230	$ 61,000,716
Intercontinental Exchange, Inc.	1,612,435	182,334,150
Moody's Corp.	202,392	70,375,746
S&P Global, Inc.	509,839	204,389,357
		$ 518,099,969
Chemicals — 7.3%
Air Products & Chemicals, Inc.	352,878	$ 105,697,547
Ecolab, Inc.	1,076,591	200,988,774
Linde PLC	525,424	200,228,578
		$506,914,899
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	118,594	$63,848,638
Dollar General Corp.	904,402	153,549,371
		$217,398,009
Containers & Packaging — 0.9%
Ball Corp.	1,014,181	$59,035,476
		$59,035,476
Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	2,136,002	$181,453,370
TE Connectivity, Ltd.	534,359	74,895,757
		$256,349,127
Entertainment — 1.0%
Electronic Arts, Inc.	561,369	$72,809,559
		$72,809,559
Financial Services — 13.9%
Fidelity National Information Services, Inc.	797,694	$43,633,862
Fiserv, Inc.(1)	1,387,525	175,036,279
Mastercard, Inc., Class A	841,214	330,849,466
PayPal Holdings, Inc.(1)	1,388,948	92,684,500
Visa, Inc., Class A	1,372,637	325,973,835
		$968,177,942
Health Care Equipment & Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	133,095	$66,844,302
Intuitive Surgical, Inc.(1)	118,519	40,526,387
		$107,370,689
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	946,545	$ 93,764,748
		$ 93,764,748
Insurance — 3.1%
Aon PLC, Class A	211,824	$ 73,121,645
Marsh & McLennan Cos., Inc.	759,703	142,884,940
		$ 216,006,585
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C(1)	2,549,641	$ 308,430,072
		$308,430,072
IT Services — 5.1%
Accenture PLC, Class A	252,562	$77,935,582
Gartner, Inc.(1)	551,272	193,116,094
VeriSign, Inc.(1)	371,078	83,852,496
		$354,904,172
Life Sciences Tools & Services — 10.1%
Agilent Technologies, Inc.	911,660	$109,627,115
Danaher Corp.	1,346,822	323,237,280
Thermo Fisher Scientific, Inc.	514,369	268,372,026
		$701,236,421
Machinery — 3.8%
IDEX Corp.	546,572	$117,655,089
Xylem, Inc.	1,335,288	150,380,134
		$268,035,223
Personal Care Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	540,755	$106,193,467
		$106,193,467
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,386,122	$238,704,070
		$238,704,070
Professional Services — 3.4%
Verisk Analytics, Inc.	1,045,118	$236,228,021
		$236,228,021
Semiconductors & Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	363,883	$65,506,218
		$65,506,218

Calvert
Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software — 9.5%
Adobe, Inc.(1)	287,574	$ 140,620,810
Intuit, Inc.	428,241	196,215,744
Microsoft Corp.	953,616	324,744,393
		$ 661,580,947
Specialized REITs — 3.4%
American Tower Corp.	962,123	$ 186,594,134
Crown Castle, Inc.	442,153	50,378,913
		$ 236,973,047
Specialty Retail — 6.7%
Lowe's Cos., Inc.	415,057	$93,678,365
O'Reilly Automotive, Inc.(1)	110,346	105,413,534
TJX Cos., Inc. (The)	3,157,421	267,717,726
		$466,809,625
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	895,141	$98,796,712
		$98,796,712
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$78,116
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	77,227
		$247,484
Total Common Stocks (identified cost $3,988,748,537)		$6,759,572,482

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,743,971
Total High Social Impact Investments (identified cost $7,970,000)		$ 7,743,971

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 301,201
Series C-1(1)(3)(4)	1,023,444	198,343
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 499,544

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,337,848
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	48,385
Africa Renewable Energy Fund L.P.(1)(3)(4)	888,730
Arborview Capital Partners L.P.(1)(3)(4)	514,371
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	1,135,682
Coastal Ventures III L.P.(1)(3)(4)	353,133
Core Innovations Capital I L.P.(1)(3)(4)	2,230,824
Cross Culture Ventures I L.P.(1)(3)(4)	953,958
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,981,291
DBL Partners III L.P.(1)(3)(4)	1,399,527
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,100,444
Ignia Fund I L.P.(1)(3)(4)	79,859
Impact Ventures II L.P.(1)(3)(4)	170,537
LeapFrog Financial Inclusion Fund(1)(3)(4)	4,095
New Markets Education Partners L.P.(1)(3)(4)	27,390
New Markets Venture Partners II L.P.(1)(3)(4)	44,129
Owl Ventures L.P.(1)(3)(4)	877,340
Renewable Energy Asia Fund L.P.(1)(3)(4)	76,246
SEAF India International Growth Fund L.P.(1)(3)(4)	0
SJF Ventures II L.P., Preferred(1)(3)(4)	128,069
SJF Ventures III L.P.(1)(3)(4)	750,647
Westly Capital Partners Fund II L.P.(1)(3)(4)	212,675
Total Venture Capital Limited Partnership Interests (identified cost $8,694,978)	$15,315,180

Calvert
Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	165,392,985	$ 165,392,985
Total Short-Term Investments (identified cost $165,392,985)		$ 165,392,985
Total Investments — 99.6% (identified cost $4,171,725,261)		$6,948,524,162
Other Assets, Less Liabilities — 0.4%		$ 28,626,124
Net Assets — 100.0%		$6,977,150,286

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $23,806,179, which represents 0.3% of the net assets of the Fund as of June 30, 2023.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
REITs	– Real Estate Investment Trusts

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/16/22	781,075
Adobe Capital Social Mezzanine I L.P.	2/8/13-1/4/23	302,202
Africa Renewable Energy Fund L.P.	4/17/14-7/18/22	997,030
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/25/22	861,830
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
Coastal Ventures III L.P.	7/30/12-1/9/19	88,585
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-3/22/23	359,904
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	142,751
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0

Calvert
Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
SJF Ventures III L.P.	2/6/12-7/14/17	$0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	0
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $173,136,956, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,402,217	$ —	$ —	$ —	$341,754	$ 7,743,971	$ 89,663	$ 7,970,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	233,925,238	834,756,980	(903,289,233)	—	—	165,392,985	7,766,958	165,392,985
Total				$ —	$341,754	$173,136,956	$7,856,621

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,759,324,998(2)	$ —	$ —	$6,759,324,998
Common Stocks - Venture Capital	—	—	247,484	247,484
High Social Impact Investments	—	7,743,971	—	7,743,971
Preferred Stocks - Venture Capital	—	—	499,544	499,544
Venture Capital Limited Partnership Interests	—	—	15,315,180	15,315,180
Short-Term Investments	165,392,985	—	—	165,392,985
Total Investments	$6,924,717,983	$7,743,971	$16,062,208	$6,948,524,162

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Calvert
Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.